INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Tax loss carryforwards	$ 26,588	$ 17,543
Research and development	7,796	7,132
Deferred revenue	1,562	1,480
Employee and payroll accrued expenses	1,485	1,335
Share-based compensation	1,174	389
Operating lease liability	4,446	4,947
Issuance expense		982
Other	104	89
Total deferred tax assets	43,155	33,897
Deferred tax liabilities:
Property and equipment, net	(292)	(289)
Deferred costs	(2,231)	(1,629)
Operating lease right-of-use asset	(3,390)	(4,212)
Total deferred tax liabilities	(5,913)	(6,130)
Total deferred tax assets, net	37,242	27,767
Less valuation allowance for deferred tax assets	(34,709)	(26,421)	$ (15,390)	$ (8,762)
Net deferred tax assets	$ 2,533	$ 1,346